ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
November 30, 2023 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 92.52%
Alabama Federal Aid Highway Finance Authority
5.000%, 09/01/2036	$20,000	$21,186
Allegheny County Hospital Development Authority
5.000%, 07/15/2028	345,000	372,566
5.000%, 07/15/2031	200,000	217,300
Anaheim Public Financing Authority
0.000%, 09/01/2031	170,000	128,362
Bartow County Development Authority
2.875%, 08/01/2043 (a)	135,000	131,454
Bay Area Toll Authority
4.000%, 04/01/2032	145,000	149,382
Black Belt Energy Gas District
4.000%, 07/01/2052 (a)	20,000	19,913
Board of Regents of the University of Texas System
5.000%, 08/15/2025	85,000	87,919
Buckeye Tobacco Settlement Financing Authority
5.000%, 06/01/2033	25,000	26,653
California State Public Works Board
5.000%, 12/01/2024	320,000	325,945
Canadian County Educational Facilities Authority
3.000%, 09/01/2029	175,000	167,986
Central Florida Expressway Authority
5.000%, 07/01/2028	170,000	186,131
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2024	170,000	172,906
5.000%, 11/01/2030	245,000	280,028
City & County of Denver CO Airport System Revenue
5.000%, 11/15/2032	250,000	291,859
City & County of Honolulu HI
5.000%, 03/01/2031	95,000	106,797
City of Dallas TX
5.000%, 02/15/2031	200,000	226,124
City of Houston TX Airport System Revenue
5.000%, 07/01/2029	220,000	238,523
City of Houston TX Combined Utility System Revenue
0.000%, 12/01/2028	35,000	29,987
City of Jacksonville FL
5.000%, 10/01/2026	90,000	95,329
City of New York NY
5.000%, 08/01/2029	265,000	277,865
5.000%, 08/01/2030	150,000	170,379
5.000%, 12/01/2032	90,000	94,728
City of Raleigh NC Combined Enterprise System Revenue
5.000%, 09/01/2027	20,000	21,676
City of San Antonio TX Electric & Gas Systems Revenue
5.000%, 02/01/2025	225,000	229,719
5.000%, 02/01/2032	95,000	98,540
Cleveland County Independent School District No 2 Moore
3.000%, 03/01/2025	115,000	114,794
Commonwealth of Massachusetts
5.250%, 09/01/2024	280,000	284,638
Commonwealth of Pennsylvania
5.000%, 10/01/2024	370,000	375,879
3.000%, 03/15/2030	70,000	68,079
5.000%, 08/15/2032	420,000	430,440
Connecticut State Health & Educational Facilities Authority
5.000%, 07/01/2029	160,000	179,670
County of Bexar TX
5.000%, 06/15/2030	60,000	62,947
County of Clark NV
5.000%, 07/01/2026	120,000	126,156
County of Harris TX
5.000%, 08/15/2025	255,000	263,415
5.000%, 08/15/2030	410,000	428,185
County of Harris TX Toll Road Revenue
5.000%, 08/15/2027	220,000	236,997
County of King WA Sewer Revenue
5.000%, 07/01/2024	200,000	202,022
4.000%, 07/01/2030	290,000	295,827
County of Manatee FL Public Utilities Revenue
5.000%, 10/01/2032	200,000	233,279
County of Montgomery MD
5.000%, 11/01/2028	105,000	106,757
County of Prince George's MD
5.000%, 09/15/2029	95,000	106,975
County of Wake NC
5.000%, 05/01/2030	95,000	108,024
Curators of the University of Missouri
5.000%, 11/01/2030	250,000	286,760
Dallas College
5.000%, 02/15/2030	35,000	39,509
Dallas Fort Worth International Airport
5.000%, 11/01/2031	55,000	63,232
Denton Independent School District
5.000%, 08/15/2032	25,000	29,110
District of Columbia
5.000%, 10/15/2025	290,000	300,779
5.000%, 06/01/2026	150,000	154,268
5.000%, 10/15/2028	250,000	276,966
Energy Northwest
5.000%, 07/01/2026	150,000	151,440
Ernest N Morial New Orleans Exhibition Hall Authority
5.000%, 07/15/2029	200,000	220,877
Florida Department of Management Services
5.000%, 11/01/2028	295,000	325,101
Florida Municipal Power Agency
5.000%, 10/01/2027	50,000	52,251
Georgia State Road & Tollway Authority
5.000%, 06/01/2030	165,000	186,307
Hillsborough County School Board
5.000%, 07/01/2029	355,000	388,037
Houston County Health Care Authority
5.000%, 10/01/2030	135,000	137,467
Illinois Finance Authority
5.000%, 07/01/2027	285,000	302,912
Illinois State Toll Highway Authority
5.000%, 01/01/2030	150,000	168,726
Indiana Finance Authority
5.000%, 06/01/2027	165,000	175,074
5.000%, 06/01/2028	125,000	132,632
Industrial Development Authority of the County of Pima/The
5.000%, 04/01/2031	250,000	273,156
Intermountain Power Agency
5.000%, 07/01/2026	200,000	210,515
5.000%, 07/01/2031	320,000	367,142
Iowa Finance Authority
5.000%, 08/01/2032	250,000	287,523
JEA Water & Sewer System Revenue
5.000%, 10/01/2028	160,000	173,040
Johnson County Unified School District No 233 Olathe
2.250%, 09/01/2026	405,000	390,425
Kendall Kane & Will Counties Community Unit School District No 308
5.000%, 02/01/2029	125,000	135,010
Kentucky Asset Liability Commission
5.000%, 09/01/2026	410,000	413,740
Kentucky State Property & Building Commission
5.000%, 11/01/2027	40,000	42,250
Los Angeles Department of Water & Power
5.000%, 07/01/2026	200,000	211,690
Louisville/Jefferson County Metropolitan Government
5.000%, 10/01/2047 (a)	110,000	117,451
Lower Colorado River Authority
5.000%, 05/15/2028	200,000	217,766
Maricopa County Industrial Development Authority
5.000%, 01/01/2033	190,000	198,642
Maryland Stadium Authority Built to Learn Revenue
5.000%, 06/01/2025	175,000	179,683
Massachusetts Development Finance Agency
5.000%, 07/01/2050 (a)	70,000	77,878
Massachusetts Housing Finance Agency
3.350%, 06/01/2027	265,000	263,743
3.050%, 12/01/2027	520,000	513,169
Metropolitan Atlanta Rapid Transit Authority
5.000%, 07/01/2026	200,000	210,923
Metropolitan Government of Nashville & Davidson County TN
5.000%, 07/01/2029	25,000	27,430
5.000%, 07/01/2032	90,000	98,527
Michigan Finance Authority
5.000%, 07/01/2031	50,000	50,272
Michigan State Building Authority
5.000%, 10/15/2030	200,000	209,425
Municipal Improvement Corp. of Los Angeles
5.000%, 11/01/2028	190,000	201,813
New Jersey Economic Development Authority
3.125%, 07/01/2031	255,000	252,163
New Jersey Educational Facilities Authority
4.000%, 07/01/2028	790,000	791,422
New Jersey Transportation Trust Fund Authority
5.000%, 12/15/2031	100,000	110,015
5.000%, 06/15/2032	200,000	228,372
New Jersey Turnpike Authority
5.000%, 01/01/2027	145,000	154,157
5.000%, 01/01/2031	475,000	512,309
5.000%, 01/01/2033	90,000	96,754
New York City Housing Development Corp.
0.600%, 05/01/2061 (a)	80,000	75,218
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2027	230,000	248,164
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2024	385,000	389,671
5.000%, 08/01/2024	390,000	394,731
New York State Dormitory Authority
5.000%, 02/15/2032	235,000	250,688
5.000%, 03/15/2032	165,000	187,971
New York State Thruway Authority
5.000%, 01/01/2028	425,000	433,255
New York State Urban Development Corp.
5.000%, 03/15/2029	155,000	172,483
North East Independent School District/TX
2.200%, 08/01/2049 (a)	255,000	250,075
Ohio Water Development Authority
5.000%, 06/01/2027	175,000	188,265
Oklahoma Water Resources Board
5.000%, 04/01/2026	100,000	104,802
Parish of St John the Baptist LA
2.375%, 06/01/2037 (a)	25,000	23,762
Regional Transportation District Sales Tax Revenue
5.000%, 11/01/2026	25,000	26,554
Sales Tax Securitization Corp.
5.000%, 01/01/2033	20,000	22,619
School Board of Miami-Dade County
3.250%, 02/01/2033	235,000	230,088
School District of Philadelphia/The
5.000%, 09/01/2026	20,000	20,965
Seattle Housing Authority
1.000%, 06/01/2026	225,000	208,735
State of California
5.000%, 11/01/2028	155,000	172,320
5.000%, 11/01/2031	130,000	139,913
3.500%, 09/01/2032	100,000	100,008
5.000%, 11/01/2032	210,000	210,678
State of Connecticut Special Tax Revenue
5.000%, 07/01/2027	125,000	134,714
5.000%, 05/01/2031	65,000	73,443
State of Florida
5.000%, 06/01/2027	245,000	264,079
5.000%, 06/01/2030	105,000	119,494
5.000%, 06/01/2031	30,000	34,686
State of Georgia
3.000%, 02/01/2030	35,000	34,833
5.000%, 07/01/2031	225,000	246,867
2.500%, 02/01/2033	10,000	9,217
State of Hawaii
4.000%, 10/01/2031	55,000	56,071
State of Illinois
5.000%, 11/01/2025	50,000	51,349
5.000%, 11/01/2028	45,000	47,669
5.000%, 03/01/2031	45,000	49,502
State of Kansas Department of Transportation
5.000%, 09/01/2025	120,000	123,991
5.000%, 09/01/2026	355,000	367,068
State of Maryland
5.000%, 08/01/2025	175,000	181,263
5.000%, 08/01/2029	210,000	236,013
5.000%, 03/15/2031	115,000	132,607
5.000%, 08/01/2031	245,000	284,167
State of Maryland Department of Transportation
4.000%, 10/01/2030	735,000	779,453
State of Michigan
5.000%, 03/15/2026	190,000	198,666
State of Michigan Trunk Line Revenue
5.000%, 11/15/2031	140,000	163,532
State of Nevada Highway Improvement Revenue
3.000%, 12/01/2029	780,000	773,534
State of New Mexico
5.000%, 03/01/2025	35,000	35,856
State of New Mexico Severance Tax Permanent Fund
4.000%, 07/01/2024	260,000	261,383
State of North Carolina
5.000%, 03/01/2028	620,000	633,670
5.000%, 05/01/2031	125,000	143,522
State of Ohio
5.000%, 08/01/2025	120,000	124,077
5.000%, 09/15/2027	60,000	64,950
State of Oregon
5.000%, 05/01/2028	265,000	291,104
State of Washington
5.000%, 06/01/2029	200,000	223,527
5.000%, 07/01/2029	190,000	197,421
5.000%, 08/01/2029	50,000	56,026
State of Wisconsin
5.000%, 11/01/2030	185,000	198,169
5.000%, 05/01/2031	105,000	121,625
Tennessee Energy Acquisition Corp.
4.000%, 11/01/2049 (a)	20,000	19,875
Triborough Bridge & Tunnel Authority
0.000%, 11/15/2030	135,000	104,742
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/2026	35,000	36,947
5.000%, 08/01/2029	315,000	350,864
Trust for Cultural Resources of The City of New York
5.000%, 07/01/2031	50,000	57,256
Utility Debt Securitization Authority
5.000%, 06/15/2027	145,000	149,616
Virginia College Building Authority
5.000%, 02/01/2025	210,000	215,032
5.000%, 02/01/2031	275,000	315,149
Virginia Public Building Authority
5.000%, 08/01/2030	100,000	114,174
Virginia Public School Authority
5.000%, 08/01/2028	280,000	288,334
Washington Health Care Facilities Authority
5.000%, 01/01/2047	120,000	127,251
West Virginia Commissioner of Highways
5.000%, 09/01/2025	225,000	232,367
TOTAL MUNICIPAL BONDS (Cost $31,154,791)		30,777,314

	Shares
EXCHANGE TRADED FUNDS - 5.22%
iShares National Muni Bond ETF	16,308	1,737,128
TOTAL EXCHANGE TRADED FUNDS (Cost $1,682,286)		1,737,128

MONEY MARKET FUNDS - 1.03%
First American Government Obligations Fund, Class X, 5.285% (b)	340,838	340,838
TOTAL MONEY MARKET FUNDS (Cost $340,838)		340,838

Total Investments (Cost $33,177,915) - 98.77%		32,855,280
Other Assets in Excess of Liabilities - 1.23%		409,672
TOTAL NET ASSETS - 100.00%		$33,264,952

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2023.
(b)	The rate shown represents the seven day yield at November 30, 2023.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2023.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$30,777,314	$-	$30,777,314
Total Fixed Income Securities	-	30,777,314	-	30,777,314
Exchange-Traded Funds	1,737,128	-	-	1,737,128
Money Market Funds	340,838	-	-	340,838
Total Investments in Securities	$2,077,966	$30,777,314	$-	$32,855,280

The Fund did not hold any Level 3 securities during the period ended November 30, 2023.